Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9.	Commitments and Contingencies

Operating Leases

We lease office space under noncancelable operating lease agreements that expire at various dates through June 2027. Some operating leases contain escalation provisions for adjustments in the consumer price index. We are responsible for maintenance, insurance and property taxes. We recognize rent expense on a straight-line basis over the defined lease periods. Rent expense under operating leases amounted to $4.6 million and $4.4 million for the three months ended July 31, 2018 and 2017 and $9.0 million and $8.8 million for the six months ended July 31, 2018 and 2017. We entered into three leases during the three months ended July 31, 2018.

The future minimum annual lease payments as of July 31, 2018, related to the lease agreements were as follows (in thousands):

Fiscal 2019, remainder	$9,205
Fiscal 2020	19,482
Fiscal 2021	17,936
Fiscal 2022	16,898
Fiscal 2023	17,269
Thereafter	40,998

Total minimum lease payments	$121,788

Other Obligations

As of July 31, 2018, we had unused letters of credit outstanding associated with our various operating leases totaling $9.9 million.

In May 2017, we entered in an enterprise partnership arrangement with a cloud infrastructure provider through the year ending January 31, 2021. Total noncancelable amounts under this agreement are $1.5 million in the remainder of fiscal 2019, $2.8 million in fiscal 2020 and $1.4 million in fiscal 2021.

Indemnification

We enter into indemnification provisions under our agreements with other companies in the ordinary course of business, including business partners, contractors and parties performing our research and development. Pursuant to these arrangements, we agree to indemnify and defend the indemnified party for certain claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of our activities. The duration of these indemnification agreements is generally perpetual. The maximum potential amount of future payments we could be required to make under these indemnifications is not determinable. Historically, we have not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, we believe the fair value of these indemnification agreements is not material as of July 31, 2018 and 2017. We maintain commercial general liability insurance and product liability insurance to offset certain of our potential liabilities under these indemnification agreements.

We have entered into indemnification agreements with each of our directors and executive officers. These agreements require us to indemnify such individuals, to the fullest extent permitted by Delaware law, for certain liabilities to which they may become subject as a result of their affiliation with us.

Claims and Litigation

From time to time, we may be subject to legal proceedings, claims and litigations made against us in the ordinary course of business. We are not currently a party to any legal proceedings or are aware of any pending or threatened litigations, that would have a material adverse effect to our financial condition, results of operations, or cash flows, should such litigation be resolved unfavorably.

12.	Commitments and Contingencies

Operating Leases

We lease office space under noncancelable operating lease agreements that expire at various dates through June 2027. Some operating leases contain escalation provisions for adjustments in the consumer price index. We are responsible for maintenance, insurance and property taxes. We recognize rent expense on a straight-line basis over the defined lease periods. Rent expense under operating leases amounted to $10.4 million, $15.8 million and $17.7 million for the years ended January 31, 2016, 2017 and 2018, respectively.

The future minimum annual lease payments as of January 31, 2018, related to the lease agreements were as follows:

Year Ending January 31 (in thousands)
2019	$17,930
2020	17,779
2021	15,984
2022	14,871
2023	15,298
Thereafter	38,871

Total minimum lease payments	$120,733

Other Obligations

As of January 31, 2018, we had unused letters of credit outstanding associated with our various operating leases totaling $10.0 million.

In May 2017, we entered in an enterprise partnership arrangement with a cloud infrastructure provider through the year ending January 31, 2021. Total noncancelable amounts under this agreement are $2.8 million in each of the years ending January 31, 2019 and 2020 and $1.4 million in the year ending January 31, 2021.

Indemnification

We enter into indemnification provisions under our agreements with other companies in the ordinary course of business, including business partners, contractors and parties performing our research and development. Pursuant to these arrangements, we agree to indemnify and defend the indemnified party for certain claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of our activities. The duration of these indemnification agreements is generally perpetual. The maximum potential amount of future payments we could be required to make under these indemnifications is not determinable. Historically, we have not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, we believe the fair value of these indemnification agreements is not material as of January 31, 2017 and 2018. We maintain commercial general liability insurance and product liability insurance to offset certain of our potential liabilities under these indemnification agreements.

We have entered into indemnification agreements with each of our directors and executive officers. These agreements require us to indemnify such individuals, to the fullest extent permitted by Delaware law, for certain liabilities to which they may become subject as a result of their affiliation with us.

Claims and Litigation

From time to time, we may be subject to legal proceedings, claims, and litigations made against us in the ordinary course of business. We are not currently a party to any legal proceedings or are aware of any pending or threatened litigations, that would have a material adverse effect to our financial condition, results of operations, or cash flows, should such litigation be resolved unfavorably.